INCOME TAXES (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation allowance
Loss carryforwards	363,931
Uncertain tax benefits
Interest or penalty expense	0	0	0
Rollforward of the unrecognized tax benefits
Beginning balance	4,148	1,494	799
Addition for tax positions	2,974	2,654	695
Ending balance	7,122	4,148	1,494
Withholding income tax rate (as a percentage)	10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)	5.00%
Provision for PRC dividend withholding tax	0
Period of statute of limitations	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	100
Period of statute of limitations for transfer pricing issues	10 years
Valuation allowance for deferred tax assets
Valuation allowance
Charge to costs and expenses	22,158	18,792	17,350
Charge taken against allowance	9,984	5,658	4,045
Addition due to acquisition	3,139	1,597